General accounting principles (Policies)	6 Months Ended
Jun. 30, 2026
General accounting principles
Basis of preparation and statement of compliance

Basis of preparation and statement of compliance

These unaudited condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”). These financial statements and the accompanying notes should be read in conjunction with the Company’s annual report on Form 20-F for the fiscal year ended December 31, 2025 (the “2025 Annual Report”).

The unaudited condensed consolidated financial statements are expressed in United States Dollars ($), since this is the currency in which the majority of the Group’s transactions are denominated. The interim consolidated financial statements have been prepared on the historical cost basis, except for derivative financial instruments, measured at their fair value. The carrying amounts reflected in the consolidated statement of financial position for cash and cash equivalents, restricted cash, trade and other receivables, receivable claims, and other current liabilities, approximate their respective fair values due to the relatively short-term maturity of these financial instruments.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements. Operating results for the six-month period ended June 30, 2026 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2026.

Summary of Material Accounting Policies

Summary of Material Accounting Policies

A discussion of the Group’s Material Accounting Policies can be found in the consolidated financial statements for the year ended December 31, 2025, included in the 2025 Annual Report. There have been no material changes to these policies in the six-month period ended June 30, 2026.

Standards and interpretations adopted in the current period

Standards and interpretations adopted in the current period

The following standards and amendments relevant to the Group were effective in the current year:

On May 30, 2024, the International Accounting Standards Board (IASB) issued `Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)’ to address matters identified during the post-implementation review of the classification and measurement requirements of IFRS 9 `Financial Instruments’.

In July 2024, the IASB published `Annual Improvements to IFRS Accounting Standards -- Volume 11’. It contains amendments to five standards as result of the IASB’s annual improvements project (IFRS 1 -- First-time Adoption of International Financial Reporting Standards, IFRS 7 -- Financial Instruments: Disclosures, IFRS 9 -- Financial Instruments, IFRS 10 -- Consolidated Financial Statements, IAS 7 -- Statement of Cash Flows).

All other IFRS standards and amendments that became effective in the current year were not relevant to the Group or were not material with respect to the Group’s financial statements.

Standards and amendments in issue not yet adopted

Standards and amendments in issue not yet adopted.

At the date of authorization of these consolidated financial statements, the following standards and amendments relevant to the Group were in issue but not yet adopted:

In April 2024, the International Sustainability Standards Board (“ISSB”) issued IFRS 18. IFRS 18 includes requirements for all entities applying IFRS for the presentation and disclosure of information in financial statements. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027 with earlier application permitted. Management anticipates that this new standard will have a disclosure impact on the Group’s financial statements.

There are no other IFRS standards and amendments issued by but not yet effective that are expected to have a material effect on the Group’s financial statements

Financial risk factors

Financial risk factors

The Group’s activities expose it to a variety of financial risks: credit risk, market risk, currency risk, interest risk and liquidity risk. Since the interim condensed consolidated financial statements do not include all financial risk management information and disclosures required in the annual financial statements, they should be read in conjunction with the Company’s annual financial statements for the year ended December 31, 2025 included in the 2025 Annual Report.